Subsequent Event	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 7.  Subsequent Events

In January 2018, the Partnership closed on the issuance of approximately 0.2 million common units through its ongoing best-efforts offering, representing gross proceeds to the Partnership of approximately $4.2 million and proceeds net of selling and marketing costs of approximately $4.0 million.

In January 2018, the Partnership declared and paid $0.3 million, or $0.107397 per outstanding common unit, in distributions to its holders of common units.

On January 16, 2018, the Partnership entered into a loan agreement with Bank of America, N.A., as the lender, for an unsecured term loan of $25 million. The Term Loan bears interest at a variable rate based on the London Inter-Bank Offered Rate (LIBOR) plus a margin of 2.00%. The maturity date is January 15, 2019.

On January 31, 2018, the Partnership entered into a cost sharing agreement with Energy 11 to provide access to Energy 11’s personnel and administrative resources. The personnel will provide accounting, asset management and other day-to-day management support for the Partnership. The shared day-to-day costs will be split evenly between the two partnerships and any direct third-party costs will be paid by the party receiving the services. The shared costs will be based on actual costs incurred with no mark-up or profit for Energy 11. The agreement may be terminated at any time by either party upon 60 days written notice. The officers and members of the Partnership’s General Partner are also officers and members of the general partner of Energy 11.

On February 1, 2018, the Partnership, through its wholly-owned subsidiary, closed on the acquisition of Seller’s interest in the Bakken Assets discussed in Note 3. Oil and Gas Investments above. The purchase price of $87.5 million, subject to customary adjustments, was funded by net proceeds from the Partnership’s ongoing public offering, proceeds from the unsecured term loan discussed above and an advance from a member of the General Partner of $7.0 million. The advance does not bear interest and the member of the General Partner did not receive any compensation for the advance. The unsecured term loan and the advance are planned to be repaid with future proceeds from the Partnership’s ongoing public offering.

In February 2018, the Partnership closed on the issuance of approximately 0.2 million common units through its ongoing best-efforts offering, representing gross proceeds to the Partnership of approximately $4.0 million and proceeds net of selling and marketing costs of approximately $3.7 million.

In February 2018, the Partnership declared and paid $0.4 million, or $0.107397 per outstanding common unit, in distributions to its holders of common units.